Redeemable Convertible Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended						6 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Apr. 30, 2020	Jan. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Share based payment arrangement, Unrecognized compensation cost				$ 3.3					$ 3.3
Share based payment arrangement, Unrecognized compensation cost, Recognition period									2 years 10 months 2 days
Share-based Payment Arrangement, Option [Member] | Two Thousand And Seventeen Plan [Member]
Class of Stock [Line Items]
Share based payment arrangement, Unrecognized compensation cost								$ 13.7
Share based payment arrangement, Unrecognized compensation cost, Recognition period								3 years 1 month 6 days
Share based payment arrangement, Shares reserved for future issuance								739,618
Share based payment arrangement,Options, Fair value of options vested during period								$ 0.3	$ 0.9	$ 0.3
Subsequent Event [Member] | Share-based Payment Arrangement, Option [Member] | Two Thousand And Seventeen Plan [Member]
Class of Stock [Line Items]
Share based payment arrangement, Unrecognized compensation cost, Recognition period		3 years 9 months 18 days	3 years 9 months 18 days
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock allocated to investors	55,000,000
Redeemable convertible preferred stock shares authorized				55,700,000				55,700,000	55,700,000	55,700,000
Redeemable convertible preferred stock issued during period shares new issues	18,700,000						11,000,000				26,000,000
Redeemable convertible preferred stock issue price per share	$ 1.00						$ 1.00				$ 1.00
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 14.0						$ 11.0				$ 26.0
Repayments of convertible notes and accrued interest	$ 4.7
Redeemable convertible preferred stock issue price per share											$ 1.00
Aggregate redeemable convertible preferred stock Issuance Costs							$ 0.1
Redeemable convertible preferred stock conversion price				$ 1.00				$ 1.00	$ 1.00
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock shares authorized				45,372,050		45,372,051		45,372,050	45,372,050
Redeemable convertible preferred stock issued during period shares new issues		22,686,026				22,686,025
Redeemable convertible preferred stock issue price per share		$ 1.32				$ 1,320,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock						$ 29.8
Redeemable convertible preferred stock issue price per share						$ 1.32
Redeemable convertible preferred stock Issuance Costs		$ 0.1				$ 0.2
Redeemable convertible preferred stock conversion price				$ 1.32				$ 1.32	$ 1.32
Series B Redeemable Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock		30.0						$ 30.0
Redeemable convertible preferred stock Issuance Costs		$ 0.1
Series B One Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock shares authorized				27,152,255				27,152,255	27,152,255
Redeemable convertible preferred stock issued during period shares new issues					27,152,255
Redeemable convertible preferred stock issue price per share					$ 1.89
Proceeds from Issuance of Redeemable Convertible Preferred Stock					$ 51.1
Redeemable convertible preferred stock issue price per share					$ 1.89
Redeemable convertible preferred stock Issuance Costs					$ 0.1
Redeemable convertible preferred stock conversion price				$ 1.89				$ 1.89	$ 1.89
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock shares authorized				128,224,305				128,224,305	128,224,305	55,700,000
Redeemable convertible preferred stock conversion trigger aggregate proceeds from public offering				$ 60.0				$ 60.0	$ 60.0
Period In which Redeemable convertible preferred stock to be redeemed				60 days				60 days
Redeemable convertible preferred stock Par or Stated Value Per Share				$ 0.001				$ 0.001	$ 0.001